INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Provision for Income Tax [Table Text Block]
	2012	2011	2010

Computed expected (benefit) income taxes	$(1,023,000)	$(1,004,000)	$(375,000)
Increase in valuation allowance	1,023,000	1,004,000	375,000
	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011	2010

Deferred income tax asset	$2,768,000	$1,744,000	$740,000
Valuation allowance	(2,768,000)	(1,744,000)	(740,000)
	$-	$-	$-